Annual Total Returns - Franklin Global Allocation Fund [BarChart] - Franklin Global Allocation Fund-02 - Franklin Global Allocation Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.95%)
Annual Return 2012	16.76%
Annual Return 2013	23.64%
Annual Return 2014	2.92%
Annual Return 2015	(6.18%)
Annual Return 2016	13.52%
Annual Return 2017	11.20%
Annual Return 2018	(9.82%)
Annual Return 2019	17.81%
Annual Return 2020	1.55%